Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Ordinary shares subject to possible redemption, shares at redemption value (in Shares)	17,500,000	17,500,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 10.4	$ 10.09
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	988,125	988,125
Ordinary shares, shares outstanding (in Shares)	988,125	988,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	5,833,333	6,708,333
Ordinary shares, shares outstanding (in Shares)	5,833,333	6,708,333